INVESTMENTS	12 Months Ended
Dec. 31, 2023
INVESTMENTS
INVESTMENTS

13.    INVESTMENTS

Short-term investments

Short-term investments as of December 31, 2022 and 2023 consisted of the following:

	As of December 31,
	2022	2023	2023
	RMB	RMB	USD
	(As adjusted)
Wealth management products	156,031,572	287,711,617	40,523,334
Time deposits	30,000,000	130,000,000	18,310,117
Total	186,031,572	417,711,617	58,833,451

Investments in equity securities with readily determinable fair values

Equity securities with readily determinable fair value represent investments in the equity securities of publicly listed companies, for which the Group does not have significant influence.

Total unrealized and realized gains and losses of investments in equity securities in current assets for the years ended December 31, 2021, 2022 and 2023 were as follows:

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
	(As adjusted)	(As adjusted)
Total net losses recognized	(9,195,509)	(2,622,450)	(15,344,616)	(2,161,244)
Less: Net realized (losses) gains on equity securities sold	(452,014)	11,294,390	—	—
Net unrealized losses recognized on equity securities held	(8,743,495)	(13,916,840)	(15,344,616)	(2,161,244)

13.    INVESTMENTS (CONTINUED)

Long-term investments

As at December 31, 2022 and 2023, long-term investments consisted of the following:

	As of December 31,
	2022	2023	2023
	RMB	RMB	USD
	(As adjusted)
Equity method investments
Shanghai Wiselong Enterprise Management Co., Ltd(“Wiselong”)	26,118,102	25,630,564	3,609,989
Other	9,795,562	7,274,032	1,024,526
Equity securities with readily determinable fair values	27,408,447	38,324,789	5,397,934
Equity securities without readily determinable fair values	9,826,143	9,826,143	1,383,984
Available-for-sale debt investment	103,706,206	103,703,272	14,606,300
Total	176,854,460	184,758,800	26,022,733

Equity securities with readily determinable fair values

Total unrealized and realized gains and losses of equity securities with readily determinable fair values included in long-term investments for the years ended December 31, 2021, 2022 and 2023 were as follows:

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
	(As adjusted)	(As adjusted)
Total net gains (losses) recognized	15,623,340	(15,126,672)	9,966,512	1,403,754
Less: Net realized gains on equity securities sold	14,058,448	—	—	—
Net unrealized gains (losses) recognized on equity securities held	1,564,892	(15,126,672)	9,966,512	1,403,754

Equity securities without readily determinable fair values

The equity investments without readily determinable fair value held as of December 31, 2022 and 2023 were as follows:

	As of December 31,
	2022	2023	2023
	RMB	RMB	USD
	(As adjusted)
Initial cost	51,523,212	51,523,212	7,256,893
Cumulative unrealized gains	302,931	302,931	42,667
Cumulative unrealized losses (including impairment)	(42,000,000)	(42,000,000)	(5,915,576)
Total carrying value	9,826,143	9,826,143	1,383,984

During the year ended December 31, 2022, impairment of RMB42,000,000 was recorded in “Other general expenses” in the consolidated financial statements of comprehensive income (loss). No impairment was recorded during the years ended December 31, 2021 and 2023.

Available-for-sale debt securities

Available-for-sale debt securities represent the Group’s investment in 30% interest of Yibon, which the Group has the option to require Yibon to redeem the investment at the Group’s discretion. No impairment was recorded for this investment during any of other presented periods.

13.    INVESTMENTS (CONTINUED)

Long-term investments (continued)

Available-for-sale debt securities (continued)

Short-term and long-term debt securities as of December 31, 2022 and 2023 were shown as below:

	As of December 31, 2022 (As adjusted)
			Gross
		Gross	unrecognized	Gross	Gross
	Amortized	unrecognized	holding	unrealized	unrealized
	cost	holding gains	losses	gains	losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB
Wealth management products	156,031,572	—	—	—	—	156,031,572
Available-for-sale debt securities of Yibon	103,701,474	—	—	2,791,663	(2,786,931)	103,706,206

	As of December 31, 2023
			Gross
		Gross	unrecognized	Gross	Gross
	Amortized	unrecognized	holding	unrealized	unrealized
	cost	holding gains	losses	gains	losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB
Wealth management products	287,711,617	—	—	—	—	287,711,617
Available-for-sale debt securities of Yibon	103,701,474	—	—	2,791,663	(2,789,865)	103,703,272